Submission	May 27, 2026
Submission [Line Items]
Central Index Key	0001369568
Registrant Name	CATALYST PHARMACEUTICALS, INC.
Form Type	SC 14A
Submission Type	PREM14A
Fee Exhibit Type	EX-FILING FEES